Average Annual Total Returns{- Franklin Global Real Estate VIP Fund} - FTVIP Class 1-62 - Franklin Global Real Estate VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	FTSE EPRA/NAREIT Developed Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	FTSE EPRA/NAREIT Developed Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	FTSE EPRA/NAREIT Developed Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(5.17%)	3.95%	5.74%	(8.18%)	4.71%	6.32%